Equity Financing Transactions of the Daughter Companies - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended						12 Months Ended
	Oct. 11, 2024 USD ($) shares $ / shares	Jan. 31, 2023 shares $ / shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding | shares				91,006,182					84,059,952	91,006,182
Purchase of Teekay Tankers common shares (note 13)
Operating lease right-of-use assets (note 9)				$ 76,314					52,162	76,314
Gain (Loss) on Repurchase of Debt Instrument									$ 0	$ 0	$ (12,694)
Thousands of Shares of Common Stock Outstanding
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding | shares				91,006,000			98,318,000		84,060,000	91,006,000	98,318,000	101,571,000
Teekay Tankers
Subsidiary or Equity Method Investee [Line Items]
Purchase of Teekay Tankers common shares (note 13)	$ 50,000			$ 10,000		$ 4,800	$ 4,700	$ 5,300			$ 10,000
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates					$ 22,800
dilution gain from the acquisition and disposal of interest in subsidiaries and affiliates									$ 6,800	$ 500	$ 5,200
Sale of Investment, Average Share Price | $ / shares					$ 25.20
Average Share Price | $ / shares	$ 58.85	$ 10.82	$ 35.95				$ 11.27
Teekay Tankers | Common Class A
Subsidiary or Equity Method Investee [Line Items]
Sale of Investment, Number Of Shares | shares					900,000
Purchaese of Investment, Number of Shares | shares	849,532	500,000				132,479	400,000
Teekay Tankers
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				28.70%					31.00%	28.70%
Seapeak
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				0.00%					0.00%	0.00%